Net Contributions (Withdrawals) by Contract Owners (Tables)	12 Months Ended
Dec. 31, 2017
Net Contributions Withdrawals By Contract Owners [Abstract]
Schedule of Net Contributions (Withdrawals) by Contract Owners
Net contributions (withdrawals) by contract owners(1) for the Real Property Account by product for the years ended December 31, 2017, 2016 and 2015 were as follows:

December 31, 2017	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$2,211,649	$162,995	$—	$—	$2,374,644
Policy loans	(883,472)	(55,521)	—	(16,669)	(955,662)
Policy loan repayments and interest	1,526,708	56,834	—	80,993	1,664,535
Surrenders, withdrawals and death benefits	(3,310,976)	(189,130)	(901)	(201,771)	(3,702,778)
Net transfers from/(to) other subaccounts or fixed rate option	(1,213,145)	(54,342)	—	—	(1,267,487)
Miscellaneous transactions	12,164	(1,245)	—	(1,147)	9,772
Administrative and other charges	(1,754,899)	(169,362)	—	(11,540)	(1,935,801)
	$(3,411,971)	$(249,771)	$(901)	$(150,134)	$(3,812,777)

December 31, 2016	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$2,332,773	$167,551	$—	$—	$2,500,324
Policy loans	(944,232)	(46,919)	—	(17,701)	(1,008,852)
Policy loan repayments and interest	1,661,227	64,768	—	56,677	1,782,672
Surrenders, withdrawals and death benefits	(3,129,243)	(215,582)	(15,032)	(379,923)	(3,739,780)
Net transfers from/(to) other subaccounts or fixed rate option	(653,809)	(118,820)	—	(1,818)	(774,447)
Miscellaneous transactions	5,721	2,425	—	2,460	10,606
Administrative and other charges	(1,860,803)	(172,386)	—	(12,216)	(2,045,405)
	$(2,588,366)	$(318,963)	$(15,032)	$(352,521)	$(3,274,882)

December 31, 2015	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$2,367,886	$177,155	$—	$—	$2,545,041
Policy loans	(1,049,046)	(54,592)	—	(32,732)	(1,136,370)
Policy loan repayments and interest	1,906,719	85,486	—	155,308	2,147,513
Surrenders, withdrawals and death benefits	(3,459,721)	(246,562)	(3,818)	(347,949)	(4,058,050)
Net transfers from/(to) other subaccounts or fixed rate option	(301,500)	(19,143)	—	387	(320,256)
Miscellaneous transactions	10,550	2,495	—	6,408	19,453
Administrative and other charges	(1,801,533)	(170,547)	—	(14,010)	(1,986,090)
	$(2,326,645)	$(225,708)	$(3,818)	$(232,588)	$(2,788,759)

(1) Certain prior period contract owner transaction amounts have been reclassified to conform to the current period’s presentation.